STOCK PURCHASE WARRANTS (Details Textuals)	6 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]
Number of common stock exchanged for warrants	277,500
Method used for calculations	Black-Scholes model		Black-Scholes option price calculation
Risk free rate assumed	2.42%	3.90%	2.42%	3.90%
Expected volatility rate	77.40%	117.00%	77.04%	116.55%